SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 - SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due Dec 16, 2012, guaranteed by ZFX and Zhaoyang	Agricultural Bank of China ("ABC") Jiu Long Branch	7.32%	$4,718,094	$-

Due Oct 20, 2012, guaranteed by SOI and Zhaoyang	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.87%	3,145,396	-

Due Oct 17, 2012, guaranteed by SOI and Zhaoyang	ARCB Ma An Shan Branch	7.87%	3,145,396	-

Due Oct 12, 2012,	Anhui Commercial Bank ("ACB") Fei Cui Branch	7.22%	1,572,698	-

Due Sep 30, 2012, guaranteed by SOI and ZFX	ACB Fei Cui Branch	6.56%	1,572,698	-

Due Sep 29, 2012, guaranteed by ZFX	China Everbright Bank ("CEB") Ma An Shan Branch	8.53%	786,349	-

Due Sep 28, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	8.53%	786,349	-

Due Sep 22, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	7.87%	1,572,698	-

Due July 25, 2012,	Industrial and Commercial Bank of China ("ICBC") Jiu Jiang Ba Li Hu Branch	8.65%	1,415,428	-

Due June 6, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	7.26%	4,718,094	-

Due June 6, 2012,	China Construction Bank ("CCB") Ma An Shan Branch	10.00%	2,988,126	-

Due May 22, 2012, guaranteed by SOI and ZFX	Bank of Communications ("BOC") Ma An Shan Branch	7.22%	1,572,698

Due May 17, 2012, guaranteed by SOI and ZFX	BOC Ma An Shan Branch	7.54%	1,572,698

Due April 18, 2012,	CCB Ma An Shan Branch	6.10%	1,572,698	-

Due April 4, 2012,	ICBC Ma An Shan Branch	6.94%	3,145,396	-

Due March 27, 2012, guaranteed by ZFX subsequently repaid on due date	Bank of China ("PBOC") Jiu Jiang Branch	7.32%	786,316	-

Due March 10, 2012, guaranteed by ZFX subsequently repaid on due date	CCB Ma An Shan Branch	5.45%	3,302,666	-

Due March 10, 2012 subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.31%	1,729,968	-

Due March 5, 2012, guaranteed by ZFX subsequently repaid on due date	PBOC Jiu Jiang Branch	7.32%	314,525	-

Due Feb 17, 2012 subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	1,572,698	-

Due Feb 11, 2012 guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	$1,572,698	$-

Due Feb 6, 2012, guaranteed by ZFX, subsequently repaid on due date	PBOC Ma An Shan Branch	7.87%	3,145,396	-

Due Jan 15, 2012,guaranteed by ZFX subsequently repaid on due date	PBOC Jiu Jiang Branch	7.32%	1,257,126	-

Due October 22, 2011, guaranteed by SOI, subsequently repaid on due date	ARCB Ma An Shan Branch	6.12%	-	3,024,895

Due September 9, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	ACB Fei Cui Yuan Branch	5.84%	-	2,571,161

Due September 7, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Jiu Jiang Branch	5.31%	-	4,537,342

Due August 23, 2011, subsequently repaid on due date	PBOC Ma An Shan Branch	5.31%	-	3,024,895

Due June 20, 2011, guaranteed by ZFX, subsequently repaid on due date	CEB Ma An Shan Branch	5.31%	-	4,537,342

Due May 26, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	5.58%	-	1,512,447

Due May 24, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	5.58%	-	1,512,447

Due May 23, 2011, subsequently repaid on due date	ICBC Ma An Shan Branch	5.61%	-	1,512,447

Due May 13, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Ma An Shan Branch	5.31%	-	1,361,203

Due March 25, 2011, guaranteed by ZFX and collateralized by the Company's Fixed Assets, subsequently repaid on due date	CCB Ma An Shan Branch	4.78%	-	1,512,447

Due March 18, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Ma An Shan Branch	4.78%	-	1,663,692

Due March 16, 2011, subsequently repaid on due date	CCB Ma An Shan Branch	4.37%	-	1,421,701

Due March 11, 2011, guaranteed by ZFX subsequently re paid on due date	CCB Ma An Shan Branch	4.78%	-	1,512,447

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due March 6, 2011, guaranteed by ZFX, subsequently repaid on due date	PBOC Jiu Jiang Branch	6.39%	-	756,221
Due February 22, 2011, guaranteed by ZFX, subsequently repaid on due date	PBOC Jiu Jiang Branch	6.39%	-	302,490
Due February 1, 2011, guaranteed by SOI, subsequently repaid on due date	ARCB Ma An Shan Branch	5.84%	-	3,024,895
Due January 12, 2011, guaranteed by ZFX, subsequently repaid on due date	Agricultural Bank of China ("ABC") Jiu Long Branch	6.39%	-	1,512,447
Due January 7, 2011,guaranteed by ZFX, subsequently repaid on due date	ABC Jiu Long Branch	6.39%	-	3,024,895
Total			$47,966,209	$38,325,414

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 7.54% and 5.6% as of December 31, 2011 and 2010, respectively. Interest expense, included in the financial expenses in the statement of operations, was $2,998,929, $1,949,982 and $1,429,729 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company was in compliance of their financial covenants at December 31, 2011 and 2010, respectively.